Related-Party Transactions (Schedule Of Trade Accounts And Other Receivables From Related Parties) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Texas margin taxes payable	$ 32	$ 22	$ 26
Net payable (receivable)	32	19	26
Texas [Member]
Related Party Transaction [Line Items]
Texas margin taxes payable	28	22	21
Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	4	(3)	5
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Net payable (receivable)	31	20	25
Sempra Texas Holdings [Member] | Texas [Member]
Related Party Transaction [Line Items]
Texas margin taxes payable	28	22	21
Sempra Texas Holdings [Member] | Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	3	(2)	4
Texas Transmission and Investment LLC [Member]
Related Party Transaction [Line Items]
Net payable (receivable)	1	(1)	1
Texas Transmission and Investment LLC [Member] | Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	$ 1	$ (1)	$ 1